Consolidated Statements of Deficit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning Balance	$ (1,452.4)	$ (663.9)	$ (1,588.7)
Consolidated net income	(103.2)	59.3	120.1
Stock-based compensation	12.1	13.5	14.8
Dividends declared to preferred holders		(4.0)	(12.1)
Sale of subsidiary		1.5
Common stock repurchases		(35.7)	(11.7)
Translation adjustments	(100.8)	(66.3)	(40.1)
Postretirement plans	265.7	(756.8)	853.8
Ending Balance	(1,378.6)	(1,452.4)	(663.9)
Total Unisys Corporation
Beginning Balance	(1,460.0)	(700.5)	(1,600.2)
Consolidated net income	(109.9)	46.7	108.5
Stock-based compensation	12.1	13.5	14.8
Dividends declared to preferred holders		(4.0)	(12.1)
Common stock repurchases		(35.7)	(11.7)
Translation adjustments	(96.0)	(61.0)	(42.5)
Postretirement plans	264.1	(719.0)	842.7
Ending Balance	(1,389.7)	(1,460.0)	(700.5)
Preferred Stock
Beginning Balance		249.7	249.7
Preferred stock conversion		(249.7)
Ending Balance			249.7
Common Stock Par Value
Beginning Balance	0.5	0.4	0.4
Preferred stock conversion		0.1
Ending Balance	0.5	0.5	0.4
Accumulated Deficit
Beginning Balance	(1,735.8)	(1,782.5)	(1,891.0)
Consolidated net income	(109.9)	46.7	108.5
Ending Balance	(1,845.7)	(1,735.8)	(1,782.5)
Treasury Stock At Cost
Beginning Balance	(99.6)	(62.4)	(48.8)
Stock-based compensation	(0.5)	(1.5)	(1.9)
Common stock repurchases		(35.7)	(11.7)
Ending Balance	(100.1)	(99.6)	(62.4)
Paid-in Capital
Beginning Balance	4,488.3	4,227.7	4,223.1
Stock-based compensation	12.6	15.0	16.7
Dividends declared to preferred holders		(4.0)	(12.1)
Preferred stock conversion		249.6
Ending Balance	4,500.9	4,488.3	4,227.7
Accumulated Other Comprehensive Loss
Beginning Balance	(4,113.4)	(3,333.4)	(4,133.6)
Translation adjustments	(96.0)	(61.0)	(42.5)
Postretirement plans	264.1	(719.0)	842.7
Ending Balance	(3,945.3)	(4,113.4)	(3,333.4)
Non- controlling Interests
Beginning Balance	7.6	36.6	11.5
Consolidated net income	6.7	12.6	11.6
Sale of subsidiary		1.5
Translation adjustments	(4.8)	(5.3)	2.4
Postretirement plans	1.6	(37.8)	11.1
Ending Balance	$ 11.1	$ 7.6	$ 36.6